Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-based compensation
Stock-Based Compensation - Schedule of Share Based Payment Award, Stock Options, Valuation Assumptions

	December 31,	December 31,	December 31,
Assumption	2025	2024	2023
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	175.40 - 183.25%	65.31 - 140.47%	73.19%
Average remaining expected life of stock options on F shares (years)	—	—	6.19
Average remaining expected life of stock options on ordinary shares (years)	5.33	6.53	n/a

Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity

The following tables illustrates the development of the Group’s non-vested options for the years ended December 31, 2025 and 2024.

	Options on ordinary shares
	Number of shares	Weighted-average grant
Non-vested options	under options	date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	245,165	0.61
Vested	245,165	0.61
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	3,042,652	2.94
Vested	3,041,452	2.93
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	1,200	4.29

Options on F shares
	Number of shares	Weighted-average grant
Non-vested options	under options	date fair value (USD)
Non-vested options as at December 31, 2023	—	—
Granted	23	2.35
Vested	23	2.35
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2024	—	—
Granted	—	—
Vested	—	—
Non-vested forfeited or cancelled	—	—
Non-vested options as at December 31, 2025	—	—

The following tables summarize the Group’s stock option activity for the years ended December 31, 2025 and 2024.

			Weighted average
		Weighted-average	remaining	Aggregate
	Ordinary shares	exercise price	contractual term	intrinsic value
Options on ordinary shares	under options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	—	—	—	—
Granted	245,165	0.01	—	—
Outstanding as at December 31, 2024	245,165	0.01	6.65	1,505,313
Of which vested	245,165	0.01	6.65	1,505,313
Granted	3,042,652	0.01	—	—
Exercised or converted	(2,647,019)	0.01	—	9,471,366
Forfeited or cancelled	(65,774)	0.01	—
Outstanding as at December 31, 2025	575,024	0.04	6.14	2,152,900
Of which vested	573,824	0.04	6.14	2,148,376

Weighted average
		Weighted-average	remaining	Aggregate
	F shares under	exercise price	contractual term	intrinsic value
Options on F shares	options	(USD)	(in years)	(USD)
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	23	0.05	—	—
Exercised or converted	(100)	0.05	—	118
Outstanding as at December 31, 2024	—	—	—	—
Of which vested	—	—	—	—
Granted	—	—	—	—
Exercised or converted	—	—	—	—
Outstanding as at December 31, 2025	—	—	—	—
Of which vested	—	—	—	—

Stock-Based Compensation - Schedule of Compensation Expense

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
In relation to the Ordinary Share Option Plan	11,261	148	—
In relation to the F Share Option Plan	—	—	—
Total	11,261	148	—

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Research & development expenses	2,376	—	—
Selling & marketing expenses	3,694	—	—
General & administrative expenses	5,191	148	—
Total	11,261	148	—

The following table reconciles the total stock-based compensation expense to the amounts recognized in stockholders’ equity:

Stock-based compensation expenses	12 months ended December 31,
USD’000	2025	2024	2023
Total stock-based compensation for the period	11,261	148	—
Less: stock-based compensation classified as liability	(1,538)	—	—
Stock-based compensation recognized in APIC	9,723	148	—